FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2017 and December 31, 2016 are as follows:

	2017	2017	2016	2016
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	122,699	122,699	212,942	212,942
Restricted cash	68,529	68,529	54,112	54,112
Liabilities
Long term debt - floating	1,087,371	1,087,371	886,468	886,468
Long term debt - convertible bond	179,914	182,286	162,122	177,300
Long term debt - related party seller's credit	22,500	22,500	—	—

Fair Value Hierarchy of Financial Instruments
The fair value hierarchy of our financial instruments at June 30, 2017 is as follows:

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	122,699	122,699	—	—
Restricted cash	68,529	68,529	—	—
Liabilities
Long term debt - floating	1,087,371	—	1,087,371	—
Long term debt - convertible bond	179,914	—	179,914	—
Long term debt - related party seller's credit	22,500	—	22,500	—

The fair value hierarchy of our financial instruments at December 31, 2016 is as follows:

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	212,942	212,942	—	—
Restricted cash	54,112	54,112	—	—
Liabilities
Long term debt - floating	886,468	—	886,468	—
Long term debt - convertible bond	162,122	—	162,122	—